Consolidated statements of cash flows € in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Cash flows from operating activities:
Profit/(loss) for the year		€ (15,382)	€ (16,162)	€ 1,288
Adjustments for:
Depreciation		19,619	21,331	20,619
Amortization		1,569	1,041	1,031
Impairment of non-financial assets		441		890
(Gain)/loss on sale of property, plant and equipment		110	117	(39)
Deferred income for capital grants		(1,455)	(1,648)	(1,473)
Rent concessions				(635)
Interest expenses		7,013	7,111	6,474
Unrealised foreign exchange (gains)/losses		355	748	(1,454)
Share of (profit)/loss of equity-method investees		(389)	(2,897)	(356)
Tax expense		684	1,090	2,273
Total adjustment		27,947	26,893	27,330
Inventories		(728)	8,033	10,091
Trade and other receivables		2,357	7,332	(1,242)
Other assets		146	2,457	4,302
Trade and other payables		5,108	(14,205)	(7,758)
Contract liabilities		2,840	2,983	(4,052)
Provisions		(2,581)	(1,412)	(865)
One-time termination benefit payments		(9,597)	(3,050)	(42)
Employees’ leaving entitlement		(1,116)	(1,402)	(446)
Total changes		(3,571)	736	(12)
Cash provided by (used in) operating activities		8,994	11,467	28,606
Interest paid		(6,980)	(5,641)	(5,696)
Income taxes paid		(292)	(2,616)	(4,203)
Net cash provided by (used in) operating activities		1,722	3,210	18,707
Cash flows from investing activities:
Additions		(5,209)	(10,299)	(8,432)
Disposals		4,084		624
Intangible assets		(1,927)	(1,519)	(1,174)
Government grants received for PPE			918
Dividends from equity-accounted investees		77	3,024	3,697
Other current financial receivables		(1,348)
Purchase of business, net of cash acquired				(461)
Disposal of a business, net of cash disposed of				1,100
Net cash provided by (used in) investing activities		(4,323)	(7,876)	(4,646)
Cash flows from financing activities:
Proceeds	[1]	3,314	10,912	4,038
Repayments	[1]	(4,839)	(8,715)	(4,473)
Short-term borrowings	[1]	(798)	(6,703)	(7,424)
Payment of lease liabilities	[1]	(10,288)	(11,057)	(10,049)
Proceeds from increase in share capital	[1]			55
Dividends distribution to non-controlling interests	[1]	(149)	(135)	(551)
Capital contribution by non-controlling interests	[1]			4,870
Net cash provided by (used in) financing activities	[1]	(12,760)	(15,698)	(13,534)
Increase (decrease) in cash and cash equivalents		(15,361)	(20,364)	527
Cash and cash equivalents as at January 1	[2]	31,573	52,721	52,249
Effect of movements in exchange rates on cash held		782	(784)	(55)
Cash and cash equivalents as at December 31	[2]	€ 16,994	€ 31,573	€ 52,721

[1]	The financing transaction of 2,500 occurred in 2024 with the majority shareholder is a non-cash transaction. See note 30.
[2]	As at December 31, 2024, 2023 and 2022, cash and cash equivalents include bank overdrafts of 3,328, 2,037 and 1,754, respectively, that are repayable on demand and form an integral part of the Group’s cash management.